Segment data (Statement of Cash Flows - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net income	¥ 1,926,985	¥ 2,434,211	¥ 2,307,904
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,610,950	1,625,837	1,409,075
Provision for doubtful accounts and credit losses	98,666	159,265	78,969
Pension and severance costs, less payments	23,253	8,833	(3,161)
Losses on disposal of fixed assets	30,673	33,329	31,625
Unrealized losses on available-for-sale securities, net	7,073	9,272	2,578
Deferred income taxes	(53,299)	32,889	(26,887)
Equity in earnings of affiliated companies	(362,060)	(329,099)	(308,545)
Changes in operating assets and liabilities, and other	131,996	486,320	194,195
Net cash provided by operating activities	3,414,237	4,460,857	3,685,753
Cash flows from investing activities
Additions to finance receivables	(13,636,694)	(13,549,278)	(13,126,596)
Collection of and proceeds from sales of finance receivables	12,927,981	13,115,854	12,450,388
Additions to fixed assets excluding equipment leased to others	(1,223,878)	(1,282,545)	(1,146,318)
Additions to equipment leased to others	(2,317,559)	(2,776,671)	(2,211,250)
Proceeds from sales of fixed assets excluding equipment leased to others	41,238	42,147	41,547
Proceeds from sales of equipment leased to others	1,238,278	1,111,727	803,423
Purchases of marketable securities and security investments	(2,517,008)	(2,197,477)	(3,194,294)
Proceeds from sales of and maturity of marketable securities and security investments	1,901,541	3,415,815	2,683,001
Payment for additional investments in affiliated companies, net of cash acquired	44,274	628
Changes in investments and other assets, and other	571,888	(1,062,744)	(113,391)
Net cash used in investing activities	(2,969,939)	(3,182,544)	(3,813,490)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,603,446	4,845,872	5,029,018
Payments of long-term debt	(3,845,554)	(4,176,202)	(3,462,237)
Increase (decrease) in short-term borrowings	273,037	(10,903)	(288,724)
Proceeds from issuance of class shares		474,917
Dividends paid to Toyota Motor Corporation class shareholders	(3,697)	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)	(704,728)	(554,933)
Dividends paid to noncontrolling interests	(63,936)	(73,129)	(69,295)
Reissuance (repurchase) of treasury stock, and other	(703,986)	(778,173)	(347,784)
Net cash provided by (used in) financing activities	(375,165)	(423,571)	306,045
Effect of exchange rate changes on cash and cash equivalents	(13,486)	(199,871)	65,079
Net increase (decrease) in cash and cash equivalents	55,647	654,871	243,387
Cash and cash equivalents at beginning of year	2,939,428	2,284,557	2,041,170
Cash and cash equivalents at end of year	2,995,075	2,939,428	2,284,557
Non Financial Services Businesses
Cash flows from operating activities
Net income	1,774,660	2,210,483	2,071,179
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	939,795	927,846	844,456
Provision for doubtful accounts and credit losses	6,519	69,029	(1,598)
Pension and severance costs, less payments	21,796	8,300	(5,263)
Losses on disposal of fixed assets	30,461	33,293	31,601
Unrealized losses on available-for-sale securities, net	4,422	3,217	2,565
Deferred income taxes	(59,668)	(43,237)	(114,122)
Equity in earnings of affiliated companies	(360,130)	(327,167)	(306,749)
Changes in operating assets and liabilities, and other	206,455	386,529	356,269
Net cash provided by operating activities	2,564,310	3,268,293	2,878,338
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,206,738)	(1,265,174)	(1,133,102)
Additions to equipment leased to others	(152,550)	(155,931)	(137,985)
Proceeds from sales of fixed assets excluding equipment leased to others	40,189	41,154	40,032
Proceeds from sales of equipment leased to others	72,659	60,989	40,878
Purchases of marketable securities and security investments	(2,104,202)	(1,302,965)	(2,530,591)
Proceeds from sales of and maturity of marketable securities and security investments	1,435,267	2,471,876	2,198,799
Payment for additional investments in affiliated companies, net of cash acquired	44,274	628
Changes in investments and other assets, and other	582,649	(1,371,996)	(114,094)
Net cash used in investing activities	(1,288,452)	(1,521,419)	(1,636,063)
Cash flows from financing activities
Proceeds from issuance of long-term debt	111,727	110,691	119,449
Payments of long-term debt	(82,840)	(71,758)	(100,627)
Increase (decrease) in short-term borrowings	51,523	75,990	(47,026)
Proceeds from issuance of class shares		474,917
Dividends paid to Toyota Motor Corporation class shareholders	(3,697)	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)	(704,728)	(554,933)
Dividends paid to noncontrolling interests	(63,936)	(73,129)	(69,295)
Reissuance (repurchase) of treasury stock, and other	(703,986)	(778,173)	(347,784)
Net cash provided by (used in) financing activities	(1,325,684)	(967,415)	(1,000,216)
Effect of exchange rate changes on cash and cash equivalents	(11,262)	(142,301)	27,075
Net increase (decrease) in cash and cash equivalents	(61,088)	637,158	269,134
Cash and cash equivalents at beginning of year	2,318,152	1,680,994	1,411,860
Cash and cash equivalents at end of year	2,257,064	2,318,152	1,680,994
Financial Services Business
Cash flows from operating activities
Net income	152,157	223,418	236,770
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	671,155	697,991	564,619
Provision for doubtful accounts and credit losses	92,147	90,236	80,567
Pension and severance costs, less payments	1,457	533	2,102
Losses on disposal of fixed assets	212	36	24
Unrealized losses on available-for-sale securities, net	2,651	6,055	13
Deferred income taxes	6,504	76,423	87,260
Equity in earnings of affiliated companies	(1,930)	(1,932)	(1,796)
Changes in operating assets and liabilities, and other	103,840	148,376	(191,791)
Net cash provided by operating activities	1,028,193	1,241,136	777,768
Cash flows from investing activities
Additions to finance receivables	(22,894,114)	(23,399,113)	(22,325,159)
Collection of and proceeds from sales of finance receivables	22,006,010	22,918,132	21,668,847
Additions to fixed assets excluding equipment leased to others	(17,140)	(17,371)	(13,216)
Additions to equipment leased to others	(2,165,009)	(2,620,740)	(2,073,265)
Proceeds from sales of fixed assets excluding equipment leased to others	1,049	993	1,515
Proceeds from sales of equipment leased to others	1,165,619	1,050,738	762,545
Purchases of marketable securities and security investments	(412,806)	(894,512)	(663,703)
Proceeds from sales of and maturity of marketable securities and security investments	466,274	943,939	484,202
Changes in investments and other assets, and other	(60,345)	296,788	(9,669)
Net cash used in investing activities	(1,910,462)	(1,721,146)	(2,167,903)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,541,541	4,815,323	4,960,157
Payments of long-term debt	(3,773,644)	(4,127,178)	(3,373,842)
Increase (decrease) in short-term borrowings	233,331	(132,852)	(259,931)
Net cash provided by (used in) financing activities	1,001,228	555,293	1,326,384
Effect of exchange rate changes on cash and cash equivalents	(2,224)	(57,570)	38,004
Net increase (decrease) in cash and cash equivalents	116,735	17,713	(25,747)
Cash and cash equivalents at beginning of year	621,276	603,563	629,310
Cash and cash equivalents at end of year	¥ 738,011	¥ 621,276	¥ 603,563